Income Taxes - Components of Provision (Details) - Tradeweb Markets LLC - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Successor
Current:
State and Local	$ 1,235
Foreign	1,212
Total current	2,447
Deferred - Federal	680
Deferred - state and local	288
Total deferred	968
Total	$ 3,415
Predecessor
Current:
State and Local		$ 5,739	$ 4,331	$ 2,772
Foreign		3,559	2,748	2,826
Total current		9,298	7,079	5,598
Deferred - Federal		1,085	(433)	(5,783)
Deferred - state and local		1,517	(517)	(540)
Total deferred		2,602	(950)	(6,323)
Total		$ 11,900	$ 6,129	$ (725)